Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
Inventories
Inventories are valued at the lower of cost or net realisable value and cost is determined using the first-in, first-out (FIFO) method. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to complete and sell the inventory. Inventories consist of raw materials, supplies (primarily including concentrate, other ingredients and packaging) and finished goods, which also include direct labour, indirect production and overhead costs. Cost includes all costs incurred to bring inventories to their present location and condition. Cost of inventories also includes the transfer from equity of gains and/or losses on qualified cash flow hedges relating to inventory purchases. Spare parts, classified and accounted as inventories, are recorded as assets at the time of purchase and are expensed as utilised.
The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2024	2023
	€ million	€ million
Finished goods	839	750
Raw materials and supplies	585	449
Spare parts and other	184	157
Total inventories	1,608	1,356
Write downs of inventories totalled €67 million, €59 million and €41 million for the years ended 31 December 2024, 31 December 2023 and 31 December 2022, respectively. The majority of these write downs were included in cost of sales in the consolidated income statement. None of these write downs of inventory were subsequently reversed.